UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Class A Ordinary Shares [Member] CNY (¥) shares	Class C Ordinary Shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Retained earnings (Accumulated deficit) [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Retained earnings (Accumulated deficit) [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)	Non-controlling interest [Member] CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2018	¥ 728	¥ 90	¥ 3,507,123	¥ 20,149		¥ (3,271,838)	¥ 8,305	¥ (1,786)			¥ 262,771
Balance (in shares) at Dec. 31, 2018 | shares	38,756,289	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			872								872
Issuance of ordinary shares for restricted stock award	¥ 1		(1)
Issuance of ordinary shares for restricted stock award (in shares) | shares	28,646
Foreign currency translation adjustment							(2,428)				(2,428)
Unrealized gain on investment, net of income taxes							75				75
Net income/(loss)						(23,756)		(93)			(23,849)
Balance at Mar. 31, 2019	¥ 729	¥ 90	3,507,994	20,149		(3,295,594)	5,952	(1,879)			237,441
Balance (in shares) at Mar. 31, 2019 | shares	38,784,935	4,708,415
Balance at Dec. 31, 2018	¥ 728	¥ 90	3,507,123	20,149		(3,271,838)	8,305	(1,786)			262,771
Balance (in shares) at Dec. 31, 2018 | shares	38,756,289	4,708,415
Increase (Decrease) in Shareholders' Equity
Net income/(loss)											(88,058)
Balance at Sep. 30, 2019	¥ 729	¥ 90	3,508,504	20,149		(3,359,627)	5,787	(1,553)			174,079
Balance (in shares) at Sep. 30, 2019 | shares	38,804,032	4,708,415
Balance at Mar. 31, 2019	¥ 729	¥ 90	3,507,994	20,149		(3,295,594)	5,952	(1,879)			237,441
Balance (in shares) at Mar. 31, 2019 | shares	38,784,935	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			266								266
Issuance of ordinary shares for restricted stock award	¥ 0		0
Issuance of ordinary shares for restricted stock award (in shares) | shares	19,097
Foreign currency translation adjustment							(746)				(746)
Unrealized gain on investment, net of income taxes							173				173
Addition of noncontrolling interests resulting from new subsidiaries								502			502
Net income/(loss)						8,778		(180)			8,598
Balance at Jun. 30, 2019	¥ 729	¥ 90	3,508,260	20,149		(3,286,816)	5,379	(1,557)			246,234
Balance (in shares) at Jun. 30, 2019 | shares	38,804,032	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			244								244
Foreign currency translation adjustment							(93)				(93)
Unrealized gain on investment, net of income taxes							501				501
Net income/(loss)						(72,811)		4			(72,807)
Balance at Sep. 30, 2019	¥ 729	¥ 90	3,508,504	20,149		(3,359,627)	5,787	(1,553)			174,079
Balance (in shares) at Sep. 30, 2019 | shares	38,804,032	4,708,415
Balance at Dec. 31, 2019											163,596
Increase (Decrease) in Shareholders' Equity
Net income/(loss)										$ (11,004)	(74,728)
Balance at Sep. 30, 2020	¥ 731	¥ 90	3,509,330	4,210		(3,430,122)	16,429	(1,737)		14,571	98,931
Balance (in shares) at Sep. 30, 2020 | shares	38,895,700	4,708,415
Balance at Jan. 01, 2020	¥ 730	¥ 90	3,508,745	20,185		(3,371,815)	6,341	(680)			163,596
Balance (in shares) at Jan. 01, 2020 | shares	38,858,199	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			238								238
Issuance of ordinary shares for restricted stock award	¥ 0		0
Issuance of ordinary shares for restricted stock award (in shares) | shares	12,500
Foreign currency translation adjustment							433				433
Unrealized gain on investment, net of income taxes							154				154
Net income/(loss)						6,039		(412)			5,627
Balance (Accounting Standards Update 2016-13 [Member]) at Mar. 31, 2020					¥ (594)				¥ (594)
Balance at Mar. 31, 2020	¥ 730	¥ 90	3,508,983	20,185		(3,366,370)	6,928	(1,092)			169,454
Balance (in shares) at Mar. 31, 2020 | shares	38,870,699	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			242								242
Issuance of ordinary shares for restricted stock award	¥ 1		(1)
Issuance of ordinary shares for restricted stock award (in shares) | shares	12,500
Foreign currency translation adjustment							7,895				7,895
Unrealized gain on investment, net of income taxes							118				118
Deregistration of subsidiary				(15,473)		15,473
Net income/(loss)						4,807		(297)			4,510
Balance at Jun. 30, 2020	¥ 731	¥ 90	3,509,224	4,712		(3,346,090)	14,941	(1,389)			182,219
Balance (in shares) at Jun. 30, 2020 | shares	38,883,199	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			239								239
Issuance of ordinary shares for restricted stock award	¥ 0		0
Issuance of ordinary shares for restricted stock award (in shares) | shares	12,501
Foreign currency translation adjustment							2,403				2,403
Unrealized gain on investment, net of income taxes							(915)				(915)
Deregistration of subsidiary								(16)			(16)
Disposal of subsidiaries			(133)	(502)		502					(133)
Net income/(loss)						(84,534)		(332)		(12,500)	(84,866)
Balance at Sep. 30, 2020	¥ 731	¥ 90	¥ 3,509,330	¥ 4,210		¥ (3,430,122)	¥ 16,429	¥ (1,737)		$ 14,571	¥ 98,931
Balance (in shares) at Sep. 30, 2020 | shares	38,895,700	4,708,415